Fair Value (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Level III assets measured at fair value on recurring or non-recurring basis
Valuation Technique	Appraisal of collateral (1)
Impaired Loans [Member]
Level III assets measured at fair value on recurring or non-recurring basis
Fair Value of Assets	$ 14,740	$ 14,054
Valuation Technique	Discounted Cash Flow
Significant Unobservable Inputs	Remaining term Discount Rate
Range/Weighted Average	.7 yrs to 21.8 yrs
Real estate acquired through foreclosure [Member]
Level III assets measured at fair value on recurring or non-recurring basis
Fair Value of Assets	2,441	3,883
Valuation Technique	Appraisal of collateral (1)
Servicing assets [Member]
Level III assets measured at fair value on recurring or non-recurring basis
Fair Value of Assets	14	16
Valuation Technique	Discounted Cash Flow
Significant Unobservable Inputs	Remaining term
Range/Weighted Average	.2 yrs - 18.8 yrs
Trust preferred securities [Member]
Level III assets measured at fair value on recurring or non-recurring basis
Fair Value of Assets	$ 36,179	$ 35,789
Valuation Technique	Discounted Cash Flow
Trust Preferred Securities Credit Spreads [Member]
Level III assets measured at fair value on recurring or non-recurring basis
Significant Unobservable Inputs	Credit Spreads
Range/Weighted Average	45-80 basis points
Trust Preferred Securities Liquidity Risk Adjustments [Member]
Level III assets measured at fair value on recurring or non-recurring basis
Significant Unobservable Inputs	Liquidity Risk Adjustments
Range/Weighted Average	20-65 basis points
Trust Preferred Securities Default Rates [Member]
Level III assets measured at fair value on recurring or non-recurring basis
Significant Unobservable Inputs	Default Rates
Range/Weighted Average	.6% -1%
Servicing Assets Discount Rate [Member]
Level III assets measured at fair value on recurring or non-recurring basis
Significant Unobservable Inputs	Discount Rate
Range/Weighted Average	11.25% - 12.25%
Impaired Loans Discount Rate [Member]
Level III assets measured at fair value on recurring or non-recurring basis
Significant Unobservable Inputs	Discount Rate
Range/Weighted Average	3.8% - 7.0%
Impaired Loans Interest Rate [Member]
Level III assets measured at fair value on recurring or non-recurring basis
Significant Unobservable Inputs	Interest Rate
Range/Weighted Average	3.3% - 16.3%